Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Series A Cumulative Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2017	$ 1	$ 13	$ (456)	$ 134,752	$ (129,119)	$ 345	$ 5,536
Balance, shares at Dec. 31, 2017	156,000	2,521,000
Balance at Dec. 31, 2017	$ 1	$ 13	(456)	134,752	(129,119)	345	5,536
Balance, shares at Dec. 31, 2017	156,000	2,521,000
Foreign currency translation adjustment						(145)	(145)
Net loss					(259)		(259)
Net proceeds from issuance of common stock related to registered direct offering		$ 1		1,374			1,375
Net proceeds from issuance of common stock related to registered direct offering, shares		345,000
Issuance of common stock upon vesting of restricted stock units				$ (17)			$ (17)
Issuance of common stock upon vesting of restricted stock units,shares		9
Dividend paid to Series A preferred stockholders, shares					(16)		(16)
Non-cash stock based compensation				$ 443			$ 443
Balance at Dec. 31, 2018	$ 1	$ 14	(456)	136,552	(129,394)	200	6,917
Balance, shares at Dec. 31, 2018	156,000	2,875,000
Balance at Dec. 31, 2018	$ 1	$ 14	(456)	136,552	(129,394)	200	6,917
Balance, shares at Dec. 31, 2018	156,000	2,875,000
Foreign currency translation adjustment						47	47
Net loss					(754)		(754)
Issuance of common stock upon vesting of restricted stock units				(29)			(29)
Issuance of common stock upon vesting of restricted stock units,shares		20,000
Cash paid to Series A preferred stockholders for semi-annual dividend					(8)		(8)
Non-cash stock based compensation				172			172
Balance at Sep. 30, 2019	$ 1	$ 14	(456)	136,695	(130,156)	247	6,345
Balance, shares at Sep. 30, 2019	156,000	2,895,000
Balance at Dec. 31, 2018	$ 1	$ 14	(456)	136,552	(129,394)	200	6,917
Balance, shares at Dec. 31, 2018	156,000	2,875,000
Foreign currency translation adjustment						68	68
Net loss					(2,047)		(2,047)
Issuance of common stock upon vesting of restricted stock units				$ (37)			$ (37)
Issuance of common stock upon vesting of restricted stock units,shares		26
Dividend paid to Series A preferred stockholders, shares					(16)		(16)
Non-cash stock based compensation				$ 206			$ 206
Balance at Dec. 31, 2019	$ 1	$ 14	(456)	136,721	(131,457)	268	5,091
Balance, shares at Dec. 31, 2019	156,000	2,901,000
Balance at Jun. 30, 2019	$ 1	$ 14	(456)	136,648	(129,805)	265	6,667
Balance, shares at Jun. 30, 2019	156,000	2,882,000
Foreign currency translation adjustment						(18)	(18)
Net loss					(351)		(351)
Issuance of common stock upon vesting of restricted stock units				(16)			(16)
Issuance of common stock upon vesting of restricted stock units,shares		13,000
Non-cash stock based compensation				63			63
Balance at Sep. 30, 2019	$ 1	$ 14	(456)	136,695	(130,156)	247	6,345
Balance, shares at Sep. 30, 2019	156,000	2,895,000
Balance at Dec. 31, 2019	$ 1	$ 14	(456)	136,721	(131,457)	268	5,091
Balance, shares at Dec. 31, 2019	156,000	2,901,000
Foreign currency translation adjustment						(27)	(27)
Net loss					(4,722)		(4,722)
Cash paid to Series A preferred stockholders for semi-annual dividend					(8)		(8)
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for payroll taxes				(18)			(18)
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for payroll taxes, shares		28,000
Issuance of common stock in lieu of cash compensation, net of shares withheld for payroll taxes		$ 1		43			44
Issuance of common stock in lieu of cash compensation, net of shares withheld for payroll taxes, shares		23,000
Non-cash stock based compensation				135			135
Balance at Sep. 30, 2020	$ 1	$ 15	(456)	136,881	(136,187)	241	495
Balance, shares at Sep. 30, 2020	156,000	2,952,000
Balance at Jun. 30, 2020	$ 1	$ 15	(456)	136,837	(134,706)	240	1,931
Balance, shares at Jun. 30, 2020	156,000	2,938,000
Foreign currency translation adjustment						1	1
Net loss					(1,481)		(1,481)
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for payroll taxes				(9)			(9)
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for payroll taxes, shares		14,000
Non-cash stock based compensation				53			53
Balance at Sep. 30, 2020	$ 1	$ 15	$ (456)	$ 136,881	$ (136,187)	$ 241	$ 495
Balance, shares at Sep. 30, 2020	156,000	2,952,000